DISCONTINUED OPERATIONS, EXIT/SALE OF PRODUCT LINES, SALE OF ASSETS AND ASSETS HELD FOR SALE (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Operating results of discontinued operations and loss on sale
(Loss) income from discontinued operations, net of tax	$ (28.5)	$ 57.8	$ 48.4
OCP and DES businesses
Operating results of discontinued operations and loss on sale
Net sales	380.4	912.3	956.2
(Loss) income before taxes, including divestiture-related and restructuring costs	(12.4)	86.4	84.6
Provision for income taxes	0.1	28.6	36.2
(Loss) income from discontinued operations, net of tax before loss on sale	(12.5)	57.8	48.4
Loss on sale, net of tax provision of $65.4	(16.0)
(Loss) income from discontinued operations, net of tax	(28.5)	57.8	48.4
Gain on sale, tax	$ 65.4